Associated Companies - Equity in Associated Companies (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share in earnings	kr (260)		kr (298)	kr (335)
Taxes	(6,270)		(9,589)	(6,922)
Dividends	(6,889)	[1]	(5,996)	(4,450)
Associates [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Equity in joint ventures and associated companies,Opening balance	1,274		1,565
Investments	0		167
Share in earnings	(260)		(298)
Distribution of capital stock	0		(3)
Taxes	(11)		(33)
Dividends	(90)		(43)
Translation differences	28		(81)
Equity in joint ventures and associated companies,Closing balance	kr 941		kr 1,274	kr 1,565

[1]	Dividends paid per share amounted to SEK 2.00 (SEK 1.50 in 2020 and SEK 1.00 in 2019).